Net Loss Per Share of Common Stock (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss			$ (19,194,236)	$ (4,138,298)
Weighted average common shares outstanding - basic and diluted	132,729,246	88,632,979	121,154,334	27,906,090
Net loss per share - basic and diluted	$ (0.11)	$ (0.09)	$ (0.16)	$ (0.11)